OTHER CREDITS	12 Months Ended
Dec. 31, 2025
OTHER CREDITS
OTHER CREDITS	NOTE 8 - OTHER CREDITS Our other credits consisted of the following:
			Change
	12/31/2025	12/31/2024	$	%

Judicial Deposit	-	12,369	12,369	100%
	-	12,369	12,369	100%